Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 307,509	$ 42,021
Rongbing Cui [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	10,979	10,724
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	216,529	$ 31,297
Dandan Liu [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	75,992
Feng Zhang [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	1,568
Products Inc. [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 2,441